Details of Certain Financial Statement Components and Supplemental Disclosures of Cash Flow Information and Non-Cash Activities - Schedule of Components of Property and Equipment (Details) - USD ($)	Apr. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Gross		$ 316,000	$ 13,181,000
Less: accumulated depreciation and amortization	316,000	(316,000)
Property and equipment, net			233,000
Equipment [Member]
Property and Equipment, Gross	$ 316,000	$ 316,000	$ 11,911,000